Accumulated Other Comprehensive Income - Reclassifications out of accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains on securities available for sale	$ 1,250	$ 2,593
Less provision for federal income taxes	263	544
Reclassification adjustment, net of taxes	$ 987	$ 2,049